Note 8 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2019 USD ($)
2020	$ 12,541,840
2021	29,941,840
2022	8,723,540
2023	34,000,000
Total	$ 85,207,220